Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Assets and Financial Liabilities
12	Financial Assets and Financial Liabilities
12.1	Capital Risk Management

BioNTech’s capital management objectives are designed primarily to finance the Group’s growth strategy.

The Group’s controlling committee reviews the total amount of cash of the Group on a weekly basis. As part of this review, the committee considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

(in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents at banks and on hand	€1,210,209	€519,149
Total	€1,210,209	€519,149

In meeting its financing objectives, the Group negotiates and enters into research cooperation agreements. In general, the aim is to maximize the financial resources available for further research and development projects.

BioNTech is not subject to externally imposed capital requirements. BioNTech’s capital management objectives were achieved in the reporting year.

No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2020 and December 31, 2019.

12.2	Categories of Financial Instruments

Financial assets at amortized cost

Set out below, is an overview of financial assets, other than cash and cash equivalents, held by the Group as of the dates indicated:

Financial assets at amortized cost
(in thousands)	December 31, 2020	December 31, 2019
Trade receivables	€165,468	€11,913
Other financial assets	137,234	1,680
Total	€302,702	€13,593
Total current	302,702	13,593
Total non-current	-	-

As of December 31, 2020, other financial assets mainly include advance-payments received by BioNTech’s collaboration partner on future deliveries and payable to BioNTech.

Financial liabilities: Financial liabilities at amortized cost (including Interest-bearing loans and borrowings and other financial liabilities)

Set out below, is an overview of financial liabilities, other financial liabilities and trade payables held by the Group as of the dates indicated:

Interest-bearing loans and borrowings
(in thousands)	Maturity	December 31, 2020	December 31, 2019
Lease liabilities		€84,158	€57,611
Convertible note - host contract	08/28/2024	87,457	-
3.50% € 50,000,000 secured bank loan	12/21/2026	47,176	-
2.15% € 10,000,000 secured bank loan	12/30/2027	9,032	9,000
2.08% € 9,450,000 secured bank loan	09/30/2028	8,877	7,600
1.90% € 3,528,892.48 secured bank loan	05/30/2039	3,489	-
Total		€240,189	€74,211
Total current		9,142	5,307
Total non-current		231,047	68,904

Other financial liabilities
(in thousands)	December 31, 2020	December 31, 2019
Derivatives not designated as hedging instrument
Convertible note - embedded derivative	€30,903	-
Financial liabilities at fair value through profit or loss
Contingent consideration	572	-
Total financial liabilities at fair value	€31,475	-

Other financial liabilities at amortized cost, other than interest-bearing loans and borrowings
Trade payables	102,288	20,498
Other financial liabilities	74,076	10,352
Total other financial liabilities at amortized cost, other than interest-bearing loans and borrowings	€176,364	€30,850

Total other financial liabilities	€207,839	€30,850
Total current	176,363	30,850
Total non-current	31,476	-

Total financial liabilities
(in thousands)	December 31, 2020	December 31, 2019
Interest-bearing loans and borrowings	€240,189	€74,211
Other financial liabilities	€207,839	€30,850
Total	€448,028	€105,061
Total current	185,505	36,157
Total non-current	262,523	68,904

Interest-Bearing Loans and Borrowings

2.15% and 2.08% Secured Bank Loan

BioNTech maintains two secured loans with Deutsche Bank AG, or Deutsche Bank, to finance the buildouts of the JPT Peptide Technologies GmbH facility and BioNTech Innovative Manufacturing Services GmbH facility. The €10.0 million secured credit facility, entered into with Deutsche Bank by the subsidiary BioNTech Innovative Manufacturing Services GmbH, bears interest at a rate of 2.15% and matures on December 30, 2027. The loan is repayable in equal quarterly installments of €0.3 million commencing on June 30, 2020. As of December 31, 2020, the full amount under this facility is drawn down and the first three scheduled repayments have occurred. The €9.45 million secured credit facility, entered into with Deutsche Bank by the subsidiary JPT Peptide Technologies GmbH, bears interest at a rate of 2.08% and matures on September 30, 2028. The loan is repayable by quarterly installments of €0.3 million commencing on September 30, 2020. As of December 31, 2020, the full amount under this facility is drawn down and the first two scheduled repayments have occurred. Each of these facilities is secured by liens over property.

EIB Manufacturing Financing – 3.50% Secured Bank Loan

In June 2020, BioNTech entered into an agreement with the EIB for a €100.0 million credit facility to partially support the development of BNT162 and fund expansion of the manufacturing capacity to provide worldwide supply of BNT162 in response to the COVID-19 pandemic. The credit consists of (i) a term loan in the amount of €50 million that may be drawn in a single tranche upon the achievement of certain milestone events (Credit A), and (ii) a term loan in the amount of €50.0 million that may be drawn in a single tranche (Credit B). Credit B may only be drawn down after Credit A has been drawn down and upon the achievement of certain milestone events. The financing arrangement is to be secured by way of liens over certain of our property. On December 21, 2020, €50.0 million from Credit A was drawn down. Interest is payable on the outstanding balance of Credit A at the cash interest fixed rate of 1% per annum quarterly in arrears, plus deferred interest at fixed rate of 2.5% per annum. The nominal amount must be repaid on December 21, 2026.

June 2020 Private Placement – Convertible Note

A fund associated with Temasek Capital Management Pte. Ltd., or Temasek, and another accredited investor, contributed a private investment which closed as of August 28, 2020 following the satisfaction of customary closing conditions. The private placement includes an investment in ordinary shares (see Note 16) and a €100.0 million investment in a 4-year mandatory convertible note with a coupon of 4.5% per annum and a conversion premium of 20% above its reference price. As of closing, the convertible note has been classified as a financial liability according to IAS 32 because the conversion features of the note lead to a conversion into a variable number of shares and is measured at amortized costs since the fair value option was not applied. On initial recognition, the financial liability was measured at the present value of the contractually determined future cash flows discounted at the effective interest rate of 9.0%. The financial liability is subsequently measured at amortized cost by using the effective interest rate method until extinguished upon conversion. The conversion features provided for in the contract were identified as a combined embedded derivative since they share the same risk exposure and are interdependent. The embedded derivative was bifurcated from the convertible note, as host contract, and is recognized as a separate financial instrument. Based on the classification as derivative, the instrument is measured at fair value through profit and loss until it is extinguished upon conversion. The fair value of the embedded derivative is determined by modeling the stock price movement using the Cox-Rubinstein binomial tree model to derive the value of the conversion right. The primary inputs used in the model include stock price volatility, credit spreads, risk-free interest rate and foreign exchange forward rates. Stock price volatility is based on implied volatility for BioNTech, credit risk is model implied and adjusted for movement in credit spreads for B-rated corporates at each valuation date, the risk-free interest rate is based on currency specific time congruent IBOR and swap rates whereas the foreign exchange forward rates are based on observable market data.

Other Financial Liabilities at Amortized Cost

Other financial liabilities at amortized cost mainly include provision for outstanding services and obligations derived from license agreements as well as CRO and CMO contracts.

12.3	Fair Values

Fair values of cash and cash equivalents, trade receivables, trade payables and other current financial assets and liabilities approximate their carrying amounts as of December 31, 2020, largely due to the short-term maturities of these instruments.

The liabilities measured at amortized cost include four fixed-interest rate loans as well as a recently issued convertible note. As of December 31, 2020, the carrying value approximates their fair values as there have been no significant changes in relevant interest rates since the inception of the respective loans and note.

The fair values of financial instruments measured at fair value are reassessed on a quarterly basis. The valuation technique used for measuring the fair value of the embedded derivative is based on significant observable inputs (Level 2).

During the year ended December 31, 2020, the fair value adjustment derived from remeasuring the embedded derivative was recognized as finance expenses in profit or loss and amounted to €17.3 million. The initial fair value of the contingent consideration determined at acquisition remains valid since no changes of the underlying performance criteria have occurred.

12.4	Financial Instruments Risk Management Objectives and Policies

The Group’s financial liabilities comprise of bank loans, lease liabilities, trade and other payables as well as the recently issued convertible note. The main purpose of these financial liabilities is to enable the Group’s operations. The Group’s principal financial assets include mainly cash and trade receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s Management Board oversees the management of these risks.

The controlling committee provides assurance to the Group’s Management Board that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Management Board reviews and agrees policies for managing each of these risks, which are summarized below.

12.5	Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk comprises of three types of risk: interest risk, foreign currency risk and other price risk. Financial instruments affected by market risk include cash and cash equivalents. Interest risk as well as other price risk are not considered as risks for the Group.

The sensitivity analysis in the following sections relate to the position as of December 31, 2020 and December 31, 2019.

There were no material changes in the Group’s market risk exposures or changes in the way risk was managed and valued during the periods.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign currency rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency).

In order to reduce exchange rate risk, BioNTech makes every effort to generate expenses and income in the same functional currency. The Group does not hedge exchange rate risks.

The carrying amount of the monetary assets (the Group’s cash and cash equivalents) of BioNTech denominated in foreign currencies at the dates indicated are as follows:

(in thousands)	December 31, 2020	December 31, 2019
U.S. dollar Bank accounts	€673,545	€213,913
Other financial assets in U.S. dollar	85,573	-
Financial liabilities in U.S. dollar	72,821	-
Total	€686,297	€213,913

The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar exchange rates, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets. The Group’s exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2020	2019	2020	2019
U.S. dollar	United States	1.2271	1.1234	1.1422	1.1195

(in thousands)	Change in U.S. dollar rate	Effect on loss before tax	Effect on pre-tax equity
2020	+5%	€(32,491)	€(32,681)
2020	-5%	€35,911	€36,121
2019	+5%	€(10,186)	€(10,186)
2019	-5%	€11,259	€11,259

12.6	Credit Risk Management

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities, including deposits with banks and financial institutions, foreign exchange transactions and trade accounts receivable.

Trade Receivables and Contract Assets

The Group’s exposure to credit risk of trade receivables and contract assets is primarily on transactions with corporate customers in the biopharma/biotech industry that operate in Germany or in the United States as well as governments which are BioNTech’s customers established in connection with progressing the commercial activities of the Group with respect to BioNTech’s COVID-19 vaccine. An analysis of the aging of receivables and the creditworthiness of customers is used to evaluate this risk at each reporting date. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by BioNTech.

As of December 31, 2020, the outstanding trade receivables were mainly due from BioNTech’s collaboration partner Pfizer as well as the German government. To a smaller extent, BioNTech’s other customers are medical universities, other public institutions and peers in the biopharma industry, which all have a very high credit rating. Due to this customer portfolio, the credit risk on trade receivables and contract assets is very low. BioNTech has not incurred bad debt expense and does not expect that this will change with respect to the trade receivables recognized as of December 31, 2020.

Generally, trade receivables are written off if past due for more than one year and are not subject to enforcement activity. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 12.2. The expected credit risk on trade accounts receivables and other financial assets was estimated to be not material as of December 31, 2020 as well as December 31, 2019. The Group does not hold collateral as security.

Cash and Cash Equivalents

Credit risk from balances with banks and financial institutions is managed by the Group’s controlling department in accordance with the Group’s policy.

Credit risk stemming from cash and cash equivalents is very low due to its demand feature and the high credit rating of the respective banks.

The Group’s maximum exposure to credit risk for the components of the consolidated statements of financial position as of December 31, 2020 and December 31, 2019 are the carrying amounts as illustrated in Note 12.1.

12.7	Liquidity Risk

Generally, BioNTech has relied on the financing from shareholders and collaborators in order to ensure sufficient liquidity. Lack of external financial support could pose a risk of going concern. The liquidity management of BioNTech ensures the availability of cash and cash equivalents for operational activities and further investments through appropriate budget planning. In addition, a sufficient level of cash and cash equivalents, which is managed centrally, is always maintained to finance the operational activities.

The Group monitors liquidity risks using a liquidity planning tool.

Ultimately, the responsibility for liquidity risk management lies with the Management Board, which has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. BioNTech manages liquidity risks by holding appropriate reserves, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.

Risk Concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be affected similarly by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

In order to avoid concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of an effective diversification in the sources of funding and distribution of cash deposits. Identified concentrations of credit risks are controlled and managed accordingly.

The maturity profile of the Group’s financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2020
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	€3,173	€12,643	€66,730	€82,546
Trade and other payables	102,288	-	-	€102,288
Lease liabilities	8,525	27,283	71,780	€107,588
Contingent consideration	-	-	572	€572
Other financial liabilities	74,076	-	-	€74,076
Total	€188,062	€39,926	€139,082	€367,070

The mandatory convertible note, which was issued during the year ended December 31, 2020 and which is expected to be settled in equity is excluded from the table above.

12.8	Changes in Liabilities arising from Financing Activities

Year ended December 31, 2020
(in thousands)	January 1, 2020	Cash flows	Acquisition of subsidiaries and businesses	New leases and disposals	Reclassification	Other	December 31, 2020
Current obligations under lease contracts	€3,485	€(12,743)	€2,719	€8,684	€3,982	-	€6,127
Non-current obligations under lease contracts	54,126	-	32,331	(4,444)	(3,982)	-	78,031
Interest-bearing loans and borrowings	16,600	140,847	-	-	-	(1,416)	156,031
Convertible note - embedded derivative	-	13,614	-	-	-	17,289	30,903
Total	€74,211	€141,718	€35,050	€4,240	-	€15,873	€271,092

Year ended December 31, 2019
(in thousands)	January 1, 2019	Cash flows	Acquisition of subsidiaries and businesses	New leases and disposals	Reclassification	Other	December 31, 2019
Current obligations under lease contracts	€2,134	€(3,061)	-	€1,484	€2,928	-	€3,485
Non-current obligations under lease contracts	48,618	-	-	8,436	(2,928)	-	54,126
Interest-bearing loans and borrowings	5,600	11,000	-	-	-	-	16,600
Total	€56,352	€7,939	-	€9,920	-	-	€74,211